COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

16.	COMMITMENTS AND CONTINGENCIES

The Group is faced with certain contingencies, from time to time, involving litigation, claims, assessments or compliance. Such proceedings can be costly, time consuming and unpredictable and, therefore, no assurance can be given that the final outcome of such proceedings will not materially impact the Group’s financial condition or results of operations. Estimated losses are accrued for these proceedings when the loss is probable and can be estimated. While the Group maintains insurance coverage that the Group believes is adequate to mitigate the risks of such proceedings, no assurance can be given that the amount or scope of existing insurance coverage will be sufficient to cover losses arising from such matters. The current liability for the estimated losses associated with these proceedings is not material to the consolidated and combined financial condition and those estimated losses are not expected to have a material impact on the Group’s results of operations.

Masampe Allegations

As first reported in the Codere Group’s Earnings Results presentation filed by the Company with the SEC on November 12, 2021, the Group was made aware that Masampe S.L., José Antonio Martínez Sampedro, Luis Javier Martínez Sampedro and Encarnación Martínez Sampedro filed a criminal complaint with the Audiencia Nacional (a Spanish federal court) in July 2021 (as amended in September 2021), which was dismissed by the court due to a lack of jurisdiction. The plaintiffs appealed the decision in November 2021, which appeal was subsequently dismissed by the court. On December 21, 2021, the plaintiffs filed a second appeal against the court’s decision to dismiss the appeal, which second appeal was dismissed by the court on February 3, 2022. Based on the information currently available to the Group, the Group understands that the complaint: (i) makes allegations against certain directors, managers and shareholders of Codere Group, and certain of their respective affiliates and related parties for embezzlement and scheming to alter the price of things, including shares of Codere Group, breach of information rights, passing abusive resolutions, insolvency offences and unfair administration, and (ii) was amended in September 2021 to extend certain allegations of money laundering, payments to and from tax havens, breach of data protection rules and disclosure of secrets in relation to Codere Group’s online business (which may refer to the Group), and certain irregularities in the hiring process of certain of its executives, against Novelly (as defined in Note 14), Moshe Edree, M&G Plc and several other related entities.